S-K 1602(c) Dilution	Jan. 31, 2026 USD ($) $ / shares shares
Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	6.07
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.93
Net Tangible Book Value (in Dollars) | $	$ (322,033)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 75,763,988
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	12,480,500
Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.91
Net Tangible Book Value (in Dollars) | $	$ (322,033)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 87,147,075
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	14,310,500
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.09
Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	5.09
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.91
Net Tangible Book Value (in Dollars) | $	$ (322,033)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 50,763,988
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	9,980,500
Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.89
Net Tangible Book Value (in Dollars) | $	$ (322,033)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 58,397,075
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	11,435,500
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 5.11
Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	3.44
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.56
Net Tangible Book Value (in Dollars) | $	$ (322,033)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 25,763,988
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	7,480,500
Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.54
Net Tangible Book Value (in Dollars) | $	$ (322,033)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 29,647,075
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	8,560,500
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 3.46
Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0.15
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.85
Net Tangible Book Value (in Dollars) | $	$ (322,033)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 763,988
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	4,980,500
Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.84
Net Tangible Book Value (in Dollars) | $	$ (322,033)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 897,075
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	5,685,500
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.16
Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 100,945,000
Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	115,945,000
Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	100,945,000
Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	115,945,000
Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	100,945,000
Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	115,945,000
Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	100,945,000
Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	115,945,000
Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	274,108
Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	274,108
Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	274,108
Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	274,108
Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	274,108
Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	274,108
Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	274,108
Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	274,108
Proceeds Held in Trust Subject to Redemption [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(25,000,000)
Proceeds Held in Trust Subject to Redemption [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(28,750,000)
Proceeds Held in Trust Subject to Redemption [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(50,000,000)
Proceeds Held in Trust Subject to Redemption [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(57,500,000)
Proceeds Held in Trust Subject to Redemption [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(75,000,000)
Proceeds Held in Trust Subject to Redemption [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(86,250,000)
Proceeds Held in Trust Subject to Redemption [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(100,000,000)
Proceeds Held in Trust Subject to Redemption [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(115,000,000)
Over-allotment Option Liability [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(133,087)
Over-allotment Option Liability [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(133,087)
Over-allotment Option Liability [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(133,087)
Over-allotment Option Liability [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (133,087)
Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(375,000)
Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(375,000)
Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(375,000)
Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(375,000)
Ordinary Shares Included in the Public Units Offered [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary Shares Included in the Public Units Offered [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary Shares Included in the Public Units Offered [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary Shares Included in the Public Units Offered [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary Shares Included in the Public Units Offered [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary Shares Included in the Public Units Offered [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary Shares Included in the Public Units Offered [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary Shares Included in the Public Units Offered [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary Shares Included in the Private Units [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	233,750
Ordinary Shares Included in the Private Units [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	233,750
Ordinary Shares Included in the Private Units [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	233,750
Ordinary Shares Included in the Private Units [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	233,750
Ordinary Shares Included in the Private Units [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	233,750
Ordinary Shares Included in the Private Units [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	233,750
Ordinary Shares Included in the Private Units [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	233,750
Ordinary Shares Included in the Private Units [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	233,750
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,300,000
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,300,000
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,300,000
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,300,000
Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	46,750
Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	46,750
Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	46,750
Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	46,750
Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	46,750
Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	46,750
Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	46,750
Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	46,750
Representative Share [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	100,000
Representative Share [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	115,000
Representative Share [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	100,000
Representative Share [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	115,000
Representative Share [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	100,000
Representative Share [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	115,000
Representative Share [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	100,000
Representative Share [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	115,000
Deferred Compensation Shares [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	100,000
Deferred Compensation Shares [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	115,000
Deferred Compensation Shares [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	100,000
Deferred Compensation Shares [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	115,000
Deferred Compensation Shares [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	100,000
Deferred Compensation Shares [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	115,000
Deferred Compensation Shares [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	100,000
Deferred Compensation Shares [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	115,000
Shares Subject to Redemption [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(2,500,000)
Shares Subject to Redemption [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(2,875,000)
Shares Subject to Redemption [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(5,000,000)
Shares Subject to Redemption [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(5,750,000)
Shares Subject to Redemption [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(7,500,000)
Shares Subject to Redemption [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(8,625,000)
Shares Subject to Redemption [Member] | Scenario D Maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(10,000,000)
Shares Subject to Redemption [Member] | Scenario D Maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(11,500,000)